UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09116
Van Wagoner Funds, Inc
(Exact name of registrant as specified in charter)
755 Sansome St., Suite 350 San Francisco, CA		94111
(Address of principal executive offices)		(Zip code)

Elyce Dilworth 755 Sansome St., Suite 350 San Francisco, CA 94111
(Name and address of agent for service)

Registrant's telephone number, including area code:		415-981-9742

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Van Wagoner Funds Schedule of Investments

Van Wagoner Technology Fund   March 31, 2005 (unaudited)

Number
of Shares		Value

PREFERRED STOCKS 12.03%

	Medical - Biomedical/Genetics 12.03%
216,900	Athersys, Inc., Series A ‡ *	$331,380
64,276	Athersys, Inc., Series F ‡ *	98,201
		429,581
	Total Preferred Stocks
	(Cost $3,482,562)	429,581

SHORT-TERM INVESTMENT 89.26%

	PNC Bank Money Market Account	3,186,907
	Total Short-Term Investment
	(Cost $3,186,907)	3,186,907

	Total Investments 101.29%
	(Cost $6,669,469) (a)	3,616,488

	Liabilities in Excess of Other Assets (1.29%)	(46,045)

NET ASSETS 100.00%		$3,570,443

(a)	Cost for Federal income tax purposes is $6,669,469. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

	Gross unrealized appreciation	$—
	Gross unrealized depreciation	(3,052,981)
	Net unrealized depreciation	$(3,052,981)

*	Non-income producing
‡

The following investments were purchased in private placement transactions.  Resale to the public may require registration or may be limited due to certain restrictions.  These securities are valued at their fair value under procedures approved by the Board of Directors.  At March 31, 2005, the value of the Fund’s restricted securities was $429,581 or 12.03% of net assets.

Security Description	Date of Acquisition	Number of Shares	Cost
Athersys, Inc., Series A	October 00	216,900	$2,711,250
Athersys, Inc., Series F	March 00	64,276	$771,312

Van Wagoner Funds Schedule of Investments

Van Wagoner Emerging Growth Fund   March 31, 2005 (unaudited)

Number
of Shares		Value

COMMON AND PREFERRED STOCKS 96.48%

	Apparel Manufacturers 0.97%
20,000	Quiksilver, Inc. *	$580,600

	Applications Software 1.49%
135,380	Embarcadero Technologies, Inc. *	892,154

	Automotive - Medium & Heavy Duty Trucks 1.34%
150,000	IMPCO Technologies, Inc. *	806,250

	Casino Hotels 1.13%
10,000	Station Casinos, Inc.	675,500

	Cellular Telecommunications 5.11%
600,000	Airspan Networks, Inc. *	3,066,000

	Coal 1.19%
25,000	Alpha Natural Resources, Inc. *	716,750

	Commercial Services - Finance 1.19%
25,000	Euronet Worldwide, Inc. *	713,750

	Communications Software 0.95%
25,000	InPhonic, Inc. *	567,875

	Computers - Integrated Systems 1.53%
25,000	MICROS Systems, Inc. *	917,750

	Decision Support Software 1.26%
50,000	Wind River Systems, Inc. *	754,000

	Diagnostic Equipment 1.26%
25,000	Immucor, Inc. *	754,750

	Dialysis Centers 1.90%
17,500	DaVita, Inc. *	732,375
20,000	Dialysis Corp. of America *	408,200
		1,140,575
	Electric - Generation 1.37%
50,000	The AES Corp. *	819,000

	Electronic Components - Miscellaneous 1.29%
784,625	StockerYale, Inc. *	776,779

	Electronic Components - Semiconductors 2.55%
250,000	EMCORE Corp. *	842,500
60,000	MIPS Technologies, Inc. *	690,000
		1,532,500
	Energy-Alternative Sources 0.59%
50,000	Evergreen Solar, Inc. *	353,500

	Enterprise Software/Services 2.79%
200,000	Micromuse, Inc. *	906,000
50,000	Packeteer, Inc. *	769,500
		1,675,500
	Internet Application Software 3.80%
275,000	MatrixOne, Inc. *	1,311,750
350,000	Tumbleweed Communications Corp. *	966,000
		2,277,750
	Internet Connectivity Services 0.74%
750,000	Internap Network Services Corp. *	442,500

	Internet Infrastructure Software 2.38%
50,000	Akamai Technologies, Inc. *	636,500
65,001	Openwave Systems, Inc. *	792,362
		1,428,862
	Internet Security 1.44%
30,000	VeriSign, Inc. *	861,000

	Medical - Biomedical/Genetics 1.13%
316,400	Athersys, Inc., Series A * ‡	483,396
128,163	Athersys, Inc., Series F * ‡	195,807
		679,203
	Medical - Drugs 2.47%
30,000	New River Pharmaceuticals, Inc. *	765,000
12,500	Sepracor, Inc. *	717,625
		1,482,625
	Medical - Generic Drugs 0.96%
30,000	Perrigo Co.	574,500

	Medical Information Systems 1.06%
15,000	Quality Systems, Inc.	635,100

	Medical Laser Systems 1.53%
27,500	LCA-Vision, Inc.	915,750

	Medical Products 2.92%
300,000	ATS Medical, Inc. *	1,095,000
27,500	West Pharmaceutical Services, Inc.	657,250
		1,752,250
	Non-Ferrous Metals 1.76%
65,000	USEC, Inc.	1,058,200

	Oil & Gas - Drilling 2.49%
22,500	ENSCO International, Inc.	847,350
25,000	TODCO *	646,000
		1,493,350
	Oil- Field Machinery & Equipment 3.39%
25,000	Grant Prideco, Inc. *	604,000
12,500	Hydril Co. *	730,125
14,999	National Oilwell Varco, Inc. *	700,465
		2,034,590
	Oil- Field Services 3.17%
15,000	Cal Dive International, Inc. *	679,500
25,000	Hornbeck Offshore Services, Inc. *	626,500
25,000	W-H Energy Services, Inc. *	598,250
		1,904,250
	Patient Monitoring Equipment 2.08%
318,526	Medwave, Inc. *	1,245,437

	Pharmacy Services 1.24%
15,000	Medco Health Solutions, Inc. *	743,550

	Physical Therapy/Rehab Centers 2.78%
150,000	PainCare Holdings, Inc. *	750,000
20,000	Psychiatric Solutions, Inc. *	920,000
		1,670,000
	Physicians Practice Management 1.14%
10,000	Pediatrix Medical Group, Inc. *	685,900

	Respiratory Products 0.94%
10,000	ResMed, Inc. *	564,000

	Retail - Apparel/Shoes 6.51%
22,500	bebe stores, inc. *	763,875
30,000	Hot Topic, Inc. *	655,500
35,000	Shoe Carnival, Inc. *	612,500
25,000	Stein Mart, Inc. *	562,500
30,000	The Finish Line, Inc.	694,500
25,000	Too, Inc. *	616,750
		3,905,625
	Retail - Discount 1.20%
25,000	Dollar Tree Stores, Inc. *	718,250

	Retail - Pet Food & Supplies 0.92%
15,000	PETCO Animal Supplies, Inc. *	552,150

	Retail - Restaurants 4.55%
30,000	Applebee’s International, Inc.	826,800
10,000	P.F. Chang’s China Bistro, Inc. *	598,000
12,500	Red Robin Gourmet Burgers, Inc. *	636,375
20,000	Sonic Corp. *	668,000
		2,729,175
	Retirement/Aged Care 1.62%
20,000	Sunrise Senior Living, Inc. *	972,000

	Semiconductor Components - Integrated Circuits 5.76%
30,000	Emulex Corp. *	565,200
20,000	Sigmatel, Inc. *	748,600
900,000	WJ Communications, Inc. *	2,142,000
		3,455,800

	Telecommunication Equipment 6.48%
75,000	AudioCodes Ltd. *	844,500
280,000	Axesstel, Inc. *	1,229,200
175,000	Sonus Networks, Inc. *	742,000
27,300	Sunrise Telecom, Inc.	73,710
90,000	Symmetricom, Inc. *	998,100
		3,887,510
	Telecommunication Equipment - Fiber Optics 1.58%
550,000	Ciena Corp. *	946,000

	Therapeutics 1.33%
17,500	United Therapeutics Corp. *	799,663

	Transportation- Marine 1.20%
20,000	Stolt-Nielsen S.A. - ADR *	717,000

	Total Common and Preferred Stocks
	(Cost $59,414,651)	57,875,223

	Total Investments 96.48%
	(Cost $59,414,651) (a)	57,875,223

	Other Assets in Excess of Liabilities 3.52%	2,112,604

NET ASSETS 100.00%		$59,987,827

(a)	Cost for Federal income tax purposes is $61,108,586. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$4,832,554
Gross unrealized depreciation	(8,065,917)
Net unrealized depreciation	$(3,233,363)

*	Non-income producing
ADR	American-Depository Receipt.
‡

The following investments were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors. At March 31, 2005, the value of the Fund’s restricted securities was $679,203 or 1.13% of net assets.

Security Description	Date of Acquisition	Number of Shares	Cost
Athersys, Inc., Series A	October 00	316,400	$3,955,000
Athersys, Inc., Series F	March 00	128,163	$1,537,956

Van Wagoner Funds Schedule of Investments

Van Wagoner Growth Opportunities Fund   March 31, 2005 (unaudited)

Number
of Shares		Value

COMMON STOCKS 96.59%

	Advertising Services 1.23%
3,500	Getty Images, Inc. *	$248,885

	Apparel Manufacturers 2.31%
4,000	Coach, Inc. *	226,520
10,000	The Warnaco Group, Inc. *	240,400
		466,920
	Applications Software 2.15%
27,500	Compuware Corp. *	198,000
10,000	SERENA Software, Inc. *	237,600
		435,600
	Batteries/Battery Systems 1.03%
5,000	Rayovac Corp. *	208,000

	Casino Hotels 0.90%
3,500	Boyd Gaming Corp.	182,525

	Casino Services 2.20%
10,000	Scientific Games Corp. *	228,500
7,500	Shuffle Master, Inc. *	217,200
		445,700
	Cellular Telecommunications 2.41%
10,000	Millicom International Cellular S.A. *	202,700
10,000	Nextel Communications, Inc. *	284,200
		486,900
	Coal 2.12%
4,500	Arch Coal, Inc.	193,545
5,000	CONSOL Energy, Inc.	235,100
		428,645
	Communications Software 2.53%
5,000	Avid Technology, Inc. *	270,600
17,500	Digi International, Inc. *	240,100
		510,700

	Consumer Products - Miscellaneous 2.31%
5,000	Jarden Corp. *	229,400
7,500	The Yankee Candle Company, Inc.	237,750
		467,150
	Containers-Metal And Glass 0.96%
12,500	Crown Holdings, Inc. *	194,500

	Cosmetics & Toiletries 2.16%
5,000	Chattem, Inc. *	222,350
9,000	Elizabeth Arden, Inc. *	213,660
		436,010
	Decision Support Software 1.31%
17,500	Wind River Systems, Inc. *	263,900

	Dental Supplies & Equipment 1.24%
5,000	Patterson Companies, Inc. *	249,750

	Diagnostic Equipment 1.29%
5,000	Biosite, Inc. *	260,150

	Dialysis Centers 1.14%
8,500	Fresenius Medical Care AG - ADR	231,030

	Electronic Components - Semiconductors 1.00%
5,000	QLogic Corp. *	202,500

	Electronic Forms 1.16%
3,500	Adobe Systems, Inc.	235,095

	Energy-Alternative Sources 1.23%
25,000	FuelCell Energy, Inc. *	249,500

	Engineering/R&D Services 1.03%
11,000	McDermott International, Inc. *	208,230

	Enterprise Software/Services 1.00%
20,000	Concord Communications, Inc. *	202,400

	Footwear & Related Apparell 1.05%
3,000	The Timberland Co. *	212,790

	Hotels & Motels 1.22%
3,500	Four Seasons Hotels, Inc.	247,450

	Internet Infrastructure Software 1.16%
10,000	Radware Ltd. *	234,700

	Internet Security 2.57%
7,500	CheckFree Corp. *	305,700
10,000	Symantec Corp. *	213,300
		519,000
	Machinery - Construction & Mining 3.18%
7,500	Bucyrus International, Inc.	292,950
10,000	Joy Global, Inc.	350,600
		643,550
	Medical - Biomedical/Genetics 1.59%
7,500	Affymetrix, Inc. *	321,300

	Medical - Drugs 1.12%
10,000	Endo Pharmaceuticals Holdings, Inc. *	225,500

	Medical - Generic Drugs 1.74%
15,000	Able Laboratories, Inc. *	351,900

	Medical - Outpatient/Home Medical Care 1.12%
14,000	Gentiva Health Services, Inc. *	226,520

	Medical Information Systems 1.30%
5,000	Cerner Corp. *	262,550

	Medical Instruments 3.12%
5,000	Intuitive Surgical, Inc. *	227,350
10,000	Symmetry Medical, Inc. *	190,200
17,500	Thoratec Corp. *	213,850
		631,400

	Medical Products 1.33%
7,500	Henry Schein, Inc. *	268,800

	Metal-Copper 1.37%
5,000	Southern Peru Copper Corp.	277,300

	Non-Ferrous Metals 3.52%
10,000	Cameco Corp.	442,400
7,500	Titanium Metals Corp. *	270,000
		712,400
	Oil & Gas - Drilling 3.79%
5,000	Noble Corp.	281,050
3,500	Precision Drilling Corp. *	261,310
7,500	Rowan Companies, Inc.	224,475
		766,835
	Oil & Gas - Machinery/Equipment 0.98%
6,000	FMC Technologies, Inc. *	199,080

	Oil Companies - Exploration & Production 0.96%
7,500	Energy Partners, Ltd. *	194,775

	Oil- Field Machinery & Equipment 1.16%
5,000	National Oilwell Varco, Inc. *	233,500

	Oil- Field Services 4.76%
3,500	Petroleum Geo-Services ASA - ADR *	235,095
3,500	SEACOR Holdings, Inc. *	223,125
12,500	Superior Energy Services, Inc. *	215,000
5,000	Weatherford International Ltd. *	289,700
		962,920
	Pharmacy Services 1.08%
2,500	Express Scripts, Inc. *	217,975

	Poultry 1.18%
15,000	Gold Kist, Inc. *	238,500

	Power Conversion/ Supply Equipment 1.29%
10,000	American Power Conversion Corp.	261,100

	Research & Development 1.20%
5,000	Pharmaceutical Product Development, Inc. *	242,250

	Retail 0.85%
5,000	Tiffany & Co.	172,600

	Retail - Apparel/Shoes 5.93%
5,000	Abercrombie & Fitch Co.	286,200
7,500	American Eagle Outfitters, Inc.	221,625
7,500	Foot Locker, Inc.	219,750
10,000	Pacific Sunwear of California, Inc. *	279,800
4,000	The Children’s Place Retail Stores, Inc. *	191,000
		1,198,375
	Retail - Restaurants 3.43%
10,000	California Pizza Kitchen, Inc. *	234,400
5,000	Panera Bread Co. *	282,650
5,000	The Cheesecake Factory, Inc. *	177,250
		694,300
	Retail-Drug Stores 1.10%
6,500	Longs Drug Stores Corp.	222,430

	Schools 1.12%
2,000	Strayer Education, Inc.	226,640

	Semiconductor Components - Integrated Circuits 2.50%
10,000	Power Integrations, Inc. *	208,900
125,000	WJ Communications, Inc. *	297,500
		506,400
	Semiconductor Equipment 1.24%
15,000	ASML Holding N.V. - ADR *	251,550

	Telecommunication Equipment 2.23%
10,000	Comverse Technology, Inc. *	252,200
12,500	Tekelec *	199,250
		451,450
	Telecommunication Services 1.40%
10,000	Amdocs Ltd. *	284,000

	Transportation- Marine 1.11%
5,000	Teekay Shipping Corp.	224,750

	Wireless Equipment 1.18%
10,000	Endwave Corp. *	237,600

	Total Common Stocks
	(Cost $19,040,361)	19,536,280

SHORT-TERM INVESTMENT 8.13%

	PNC Bank Money Market Account	1,644,824
	Total Short-Term Investment
	(Cost $1,644,824)	1,644,824

	Total Investments 104.72%
	(Cost $20,685,185) (a)	21,181,104

	Liabilities in Excess of Other Assets (4.72%)	(955,286)

NET ASSETS 100.00%		$20,225,818

(a)	Cost for Federal income tax purposes is $20,766,946. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$920,719
Gross unrealized depreciation	(506,561)
Net unrealized appreciation	$414,158

*	Non-income producing
ADR	American-Depository Receipt.

Van Wagoner Funds Schedule of Investments

Van Wagoner Mid-Cap Growth Fund   March 31, 2005 (unaudited)

Number of Shares		Value

PREFERRED STOCKS 6.08%

	Medical - Biomedical/Genetics 6.08%
106,900	Athersys, Inc., Series A ‡ *	$163,322

	Total Preferred Stocks (Cost $1,336,250)	163,322

SHORT-TERM INVESTMENT 95.22%

	PNC Bank Money Market Account	2,559,181
	Total Short-Term Investment (Cost $2,559,181)	2,559,181

	Total Investments 101.30% (Cost $3,895,431) (a)	2,722,503

	Liabilities in Excess of Other Assets (1.30%)	(35,039)

NET ASSETS 100.00%		$2,687,464

(a)	Cost for Federal income tax purposes is $3,895,431. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(1,172,928)
Net unrealized depreciation	$(1,172,928)

*	Non-income producing
‡

The following investments were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors. At March 31, 2005, the value of the Fund’s restricted securities was $163,322 or 6.08% of net assets.

Security Description	Date of Acquisition	Number of Shares	Cost
Athersys, Inc., Series A	October 00	106,900	$1,336,250

Van Wagoner Funds Schedule of Investments

Van Wagoner Post-Venture Fund  March 31, 2005 (unaudited)

Number of Shares		Value

PREFERRED STOCKS 12.70%

	Medical - Biomedical/Genetics 12.70%
253,300	Athersys, Inc., Series A ‡ *	$386,992
69,219	Athersys, Inc., Series F ‡ *	105,753
		492,745
	Total Preferred Stocks (Cost $3,996,878)	492,745

SHORT-TERM INVESTMENT 88.41%

	PNC Bank Money Market Account	3,430,693
	Total Short-Term Investment (Cost $3,430,693)	3,430,693

	Total Investments 101.11% (Cost $7,427,571) (a)	3,923,438

	Liabilities in Excess of Other Assets (1.11%)	(43,252)

NET ASSETS 100.00%		$3,880,186

(a)	Cost for Federal income tax purposes is $7,427,571. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(3,504,133)
Net unrealized depreciation	$(3,504,133)

*	Non-income producing
‡

The following investments were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors. At March 31, 2005, the value of the Fund’s restricted securities was $492,745 or 12.70% of net assets.

Security Description	Date of Acquisition	Number of Shares	Cost
Athersys, Inc., Series A	October 00	253,300	$3,166,250
Athersys, Inc., Series F	March 00	69,219	$830,628

Van Wagoner Funds Schedule of Investments

Van Wagoner Small-Cap Growth Fund  March 31, 2005 (unaudited)

Number of Shares		Value

COMMON AND PREFERRED STOCKS 92.61%

	Aerospace - Defense 1.26%
7,500	Armor Holdings, Inc. *	$278,175

	Aerospace - Defense Equipment 1.08%
20,000	BE Aerospace, Inc. *	240,000

	Applications Software 1.07%
10,000	Retalix Ltd. *	237,500

	Building - Residential/Commercial 3.27%
10,000	Brookfield Homes Corp.	422,100
10,000	Technical Olympic USA, Inc.	302,000
		724,100
	Building & Construction -Misc. 0.97%
12,500	Layne Christensen Co. *	215,875

	Casino Hotels 0.86%
3,500	Ameristar Casinos, Inc.	191,380

	Cellular Telecommunications 2.98%
20,000	Alamosa Holdings, Inc. *	233,400
20,000	Centennial Communications Corp. *	217,000
50,000	US Unwired, Inc. *	210,000
		660,400
	Computer Aided Design 1.16%
7,500	ANSYS, Inc. *	256,575

	Computer Data Security 1.43%
50,000	ActivCard Corp. *	317,500

	Consumer Products - Miscellaneous 1.19%
6,000	Central Garden & Pet Co. *	263,160

	Data Processing/Management 1.07%
15,000	Infocrossing, Inc. *	237,600

	Diagnostic Equipment 1.54%
100,000	Orthovita, Inc. *	340,000

	Disposable Medical Products 2.41%
25,000	Medicore, Inc. *	293,750
20,000	Merit Medical Systems, Inc. *	239,800
		533,550
	Distribution/Wholesale 1.19%
10,000	NuCO2, Inc. *	263,000

	Drug Delivery Systems 1.07%
15,000	I-Flow Corp. *	237,450

	Electronic Components - Miscellaneous 1.36%
303,500	StockerYale, Inc. *	300,465

	Electronic Components - Semiconductors 4.43%
50,000	ARM Holdings plc - ADR	300,000
58,600	EMCORE Corp. *	197,482
20,000	PLX Technology, Inc. *	210,000
200,000	TranSwitch Corp. *	274,000
		981,482
	Energy-Alternative Sources 3.24%
15,000	DayStar Technologies, Inc. *	100,500
50,000	Evergreen Solar, Inc. *	353,500
40,000	Plug Power, Inc. *	264,000
		718,000
	Enterprise Software/Services 1.83%
10,000	Emageon, Inc. *	179,600
50,000	Micromuse, Inc. *	226,500
		406,100

	Internet Application Software 1.08%
50,000	MatrixOne, Inc. *	238,500

	Internet Connectivity Services 2.15%
300,000	Internap Network Services Corp. *	177,000
50,000	Redback Networks, Inc. *	299,000
		476,000
	Internet Infrastructure Software 2.54%
50,000	Plumtree Software, Inc. *	247,000
100,000	SeeBeyond Technology Corp. *	316,000
		563,000
	Machinery-Thermal Processing 0.97%
22,500	Global Power Equipment Group, Inc. *	215,550

	Medical - Biomedical/Genetics 0.61%
59,800	Athersys, Inc., Series A ‡ *	91,362
28,944	Athersys, Inc., Series F ‡ *	44,221
		135,583
	Medical - Hospitals 1.44%
7,500	Horizon Health Corp. *	318,750

	Medical - Outpatient/Home Medical Care 5.12%
100,000	Continucare Corp. *	245,000
15,000	Option Care, Inc.	308,850
20,000	Pediatric Services of America, Inc. *	246,800
17,500	Radiation Therapy Services, Inc. *	332,150
		1,132,800
	Medical Instruments 2.07%
10,000	Animas Corp. *	202,100
7,000	Young Innovations, Inc.	256,550
		458,650
	Medical Products 6.08%
125,000	ATS Medical, Inc. *	456,250
35,000	Caliper Life Sciences, Inc. *	225,750
10,000	Cyberonics, Inc. *	441,700
12,500	Lifecore Biomedical, Inc. *	222,125
		1,345,825
	Metal-Copper 1.27%
40,000	Lumina Copper Corp. *	282,000

	Networking Products 2.57%
25,000	Atheros Communications, Inc. *	256,750
17,500	Ixia *	311,325
		568,075
	Non-Ferrous Metals 1.29%
15,000	Brush Engineered Materials, Inc. *	285,450

	Oil & Gas - Drilling 1.49%
50,000	Grey Wolf, Inc. *	329,000

	Oil- Field Machinery & Equipment 1.11%
8,000	Dril-Quip, Inc. *	245,920

	Patient Monitoring Equipment 1.82%
102,900	Medwave, Inc. *	402,339

	Power Conversion/ Supply Equipment 1.16%
150,000	Beacon Power Corp. *	154,500
30,000	Distributed Energy Systems Corp. *	102,000
		256,500
	Research & Development 2.14%
10,000	PAREXEL International Corp. *	235,000
20,000	Senomyx, Inc. *	238,200
		473,200
	Retail - Apparel/Shoes 2.91%
8,000	Burlington Coat Factory Warehouse Corp.	229,600
50,000	The Wet Seal, Inc. *	174,000
5,000	Urban Outfitters, Inc. *	239,850
		643,450
	Retail - Miscellaneous Diversified 0.83%
92,400	HearUSA, Inc. *	183,876

	Retail - Restaurants 2.08%
5,000	Buffalo Wild Wings, Inc. *	189,150
40,000	Cosi, Inc. *	272,000
		461,150
	Retail Sporting Goods 1.02%
7,500	Hibbett Sporting Goods, Inc. *	225,300

	Seismic Data Collection 2.45%
10,000	Dawson Geophysical Co. *	242,000
10,000	Veritas DGC, Inc. *	299,600
		541,600
	Semiconductor Components - Integrated Circuits 2.42%
225,000	WJ Communications, Inc. *	535,500

	Telecommunication Equipment 5.91%
95,000	Axesstel, Inc. *	417,050
6,000	Comtech Telecommunications Corp. *	312,600
7,500	NICE Systems Ltd. - ADR *	241,650
125,000	Sunrise Telecom, Inc.	337,500
		1,308,800
	Telecommunication Equipment - Fiber Optics 2.91%
75,000	EXFO Electro-Optical Engineering, Inc. *	355,500
20,000	Newport Corp. *	289,800
		645,300
	Therapeutics 1.16%
20,000	Anika Therapeutics, Inc. *	256,000

	Transactional Software 0.61%
25,000	Interactive Systems Worldwide, Inc. *	134,750

	Transportation- Marine 1.99%
10,000	Seabulk International, Inc. *	207,900
12,500	TOP Tankers, Inc.	231,875
		439,775
	Total Common and Preferred Stocks (Cost $20,750,427)	20,504,955

SHORT-TERM INVESTMENT 8.93%

	PNC Bank Money Market Account	1,976,127
	Total Short-Term Investment (Cost $1,976,127)	1,976,127

Total Investments 101.54% (Cost $22,726,554) (a)	22,481,082

Liabilities in Excess of Other Assets (1.54%)	(340,311)

NET ASSETS 100.00%	$22,140,771

(a)	Cost for Federal income tax purposes is $22,756,072. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$1,642,895
Gross unrealized depreciation	(1,917,885)
Net unrealized depreciation	$(274,990)

*	Non-income producing
ADR	American-Depository Receipt.
‡

The following investments were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors. At March 31, 2005, the value of the Fund’s restricted securities was $135,583 or 0.61% of net assets.

Security Description	Date of Acquisition	Number of Shares	Cost
Athersys, Inc., Series A	October 00	59,800	$747,500
Athersys, Inc., Series F	March 00	28,944	$347,328

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Van Wagoner Funds, Inc

By (Signature and Title)*	/s/ Elyce D. Dilworth
Elyce D. Dilworth, Chief Executive Officer & Chief Financial Officer

Date	May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Elyce D. Dilworth
Elyce D. Dilworth, Chief Executive Officer & Chief Financial Officer

Date	May 25, 2005

* Print the name and title of each signing officer under his or her signature.